Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Other Assets

20.    Other Assets

Non-current other assets at December 31 of each year consisted of the following (in millions):

	2011	2010
Deferred financing costs	$11.1	$21.3
Deferred consideration	—	10.2
Other	13.4	13.9

Total other assets	$24.5	$45.4